Ford Credit Auto Owner Trust 2020-B
Monthly Investor Report

Collection Period	February 2023
Payment Date	3/15/2023
Transaction Month	33
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$2,254,021,429.53	79,887	56.3 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$411,540,000.00	0.26275%	July 15, 2021
Class A-2 Notes	$685,900,000.00	0.50%	February 15, 2023
Class A-3 Notes	$686,130,000.00	0.56%	October 15, 2024
Class A-4 Notes	$216,800,000.00	0.79%	November 15, 2025
Class B Notes	$63,160,000.00	1.19%	January 15, 2026
Class C Notes	$42,120,000.00	2.04%	December 15, 2026

Total	$2,105,650,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,124,540.01

Principal:
Principal Collections	$20,680,435.78
Prepayments in Full	$7,185,203.97
Liquidation Proceeds	$171,969.23
Recoveries	$100,512.51
Sub Total	$28,138,121.49
Collections	$29,262,661.50

Purchase Amounts:
Purchase Amounts Related to Principal	$377,762.81
Purchase Amounts Related to Interest	$489.47
Sub Total	$378,252.28

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$29,640,913.78

Ford Credit Auto Owner Trust 2020-B
Monthly Investor Report

Collection Period	February 2023
Payment Date	3/15/2023
Transaction Month	33
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$29,640,913.78
Servicing Fee	$445,501.38	$445,501.38	$0.00	$0.00	$29,195,412.40
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$29,195,412.40
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$29,195,412.40
Interest - Class A-3 Notes	$63,556.47	$63,556.47	$0.00	$0.00	$29,131,855.93
Interest - Class A-4 Notes	$142,726.67	$142,726.67	$0.00	$0.00	$28,989,129.26
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$28,989,129.26
Interest - Class B Notes	$62,633.67	$62,633.67	$0.00	$0.00	$28,926,495.59
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$28,926,495.59
Interest - Class C Notes	$71,604.00	$71,604.00	$0.00	$0.00	$28,854,891.59
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$28,854,891.59
Regular Principal Payment	$26,442,476.12	$26,442,476.12	$0.00	$0.00	$2,412,415.47
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,412,415.47
Residual Released to Depositor	$0.00	$2,412,415.47	$0.00	$0.00	$0.00

Total		$29,640,913.78

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$26,442,476.12
Total					$26,442,476.12
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$26,442,476.12	$38.54	$63,556.47	$0.09	$26,506,032.59	$38.63
Class A-4 Notes	$0.00	$0.00	$142,726.67	$0.66	$142,726.67	$0.66
Class B Notes	$0.00	$0.00	$62,633.67	$0.99	$62,633.67	$0.99
Class C Notes	$0.00	$0.00	$71,604.00	$1.70	$71,604.00	$1.70
Total	$26,442,476.12	$12.56	$340,520.81	$0.16	$26,782,996.93	$12.72

Ford Credit Auto Owner Trust 2020-B
Monthly Investor Report

Collection Period	February 2023
Payment Date	3/15/2023
Transaction Month	33

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$136,192,427.87	0.1984936	$109,749,951.75	0.1599550
Class A-4 Notes	$216,800,000.00	1.0000000	$216,800,000.00	1.0000000
Class B Notes	$63,160,000.00	1.0000000	$63,160,000.00	1.0000000
Class C Notes	$42,120,000.00	1.0000000	$42,120,000.00	1.0000000
Total	$458,272,427.87	0.2176394	$431,829,951.75	0.2050815

Pool Information
Weighted Average APR	2.554%	2.553%
Weighted Average Remaining Term	30.46	29.69
Number of Receivables Outstanding	34,556	33,577
Pool Balance	$534,601,655.01	$506,022,227.20
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$500,385,559.13	$473,943,083.01
Pool Factor	0.2371768	0.2244975

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$21,056,565.63
Yield Supplement Overcollateralization Amount	$32,079,144.19
Targeted Overcollateralization Amount	$74,192,275.45
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$74,192,275.45

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$21,056,565.63
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$21,056,565.63
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$21,056,565.63

Ford Credit Auto Owner Trust 2020-B
Monthly Investor Report

Collection Period	February 2023
Payment Date	3/15/2023
Transaction Month	33
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		81	$164,056.02
(Recoveries)		70	$100,512.51
Net Loss for Current Collection Period			$63,543.51
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.1426%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.4663%
Second Prior Collection Period			0.1466%
Prior Collection Period			0.4407%
Current Collection Period			0.1466%
Four Month Average (Current and Prior Three Collection Periods)			0.3000%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		3,119	$7,636,017.96
(Cumulative Recoveries)			$1,865,713.28
Cumulative Net Loss for All Collection Periods			$5,770,304.68
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.2560%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,448.23
Average Net Loss for Receivables that have experienced a Realized Loss			$1,850.05
Recoveries on a small number of charged-off receivables were incorrectly applied or duplicated during the period from May 2019 through September 2022 due to a systems issue. As a result, the amounts in the “Cumulative Recoveries”, “Cumulative Net Loss for All Collection Periods”, “Ratio of Cumulative Net Loss for All Collection Periods to Initial Pool Balance” and “Average Net Loss for Receivables that have experienced a Realized Loss” reflect the incorrectly applied or duplicated amounts, generally resulting in recoveries being overstated and net losses being understated. However, the incorrectly applied or duplicated amounts are not material, and if the recoveries had been correctly applied the “Ratio of Cumulative Net Loss for All Collection Periods to Initial Pool Balance” would have changed by less than 0.02%.
	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.03%	263	$5,220,297.65
61-90 Days Delinquent	0.17%	38	$850,924.57
91-120 Days Delinquent	0.03%	5	$142,039.11
Over 120 Days Delinquent	0.08%	18	$406,753.52
Total Delinquent Receivables	1.31%	324	$6,620,014.85

Repossession Inventory:
Repossessed in the Current Collection Period		6	$154,440.74
Total Repossessed Inventory		13	$335,523.04

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2024%
Prior Collection Period			0.2315%
Current Collection Period			0.1817%
Three Month Average			0.2052%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.70%
13-24	1.40%
25-36	2.30%
37+	3.60%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2766%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2020-B
Monthly Investor Report

Collection Period	February 2023
Payment Date	3/15/2023
Transaction Month	33

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	64	$1,232,607.53
2 Months Extended	87	$1,858,340.46
3+ Months Extended	16	$347,579.33

Total Receivables Extended	167	$3,438,527.32

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC

CIK#: 0000038009
Date: February 3, 2023

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer